Long-Term Debt (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 15, 2020	Dec. 31, 2020
Debt Disclosure [Abstract]
Received from loan proceeds	$ 770,062
Paycheck protection program, description	The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provides for loans to qualifying businesses for amounts up to 2.5 times the average qualifying monthly payroll expenses of the qualifying business.
Non employment expenses		40.00%